SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated April 3, 2020
to the Prospectus dated September 30, 2019, as restated March 18, 2020 and amended March 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, AQR Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to AQR Capital Management, LLC are hereby deleted from the Prospectus.

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mackenzie Investments Corporation	Arup Datta, CFA	Since 2020	Senior Vice President, Investment Management
	Nicholas Tham, CFA	Since 2020	Vice President, Investment Management
	Denis Suvorov, CFA	Since 2020	Vice President, Investment Management
	Haijie Chen, PhD., CFA	Since 2020	Associate Vice President, Investment Management

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Disciplined Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mackenzie Investments Corporation: Mackenzie Investments Corporation (Mackenzie), located at Two International Place, Suite 2320, Boston, MA 02110, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Mackenzie. Mr. Arup Datta, CFA, Senior Vice President, Investment Management, joined Mackenzie in 2017 as the Head of Global Quantitative Equity Team and a Portfolio Manager. Prior to joining Mackenzie, Mr. Datta was the Chief Investment Officer, International Equities, and a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Datta previously worked at Agriya Investors as President and Portfolio Manager and Numeric Investors as Director of Portfolio Management and Portfolio Manager. Mr. Nicholas Tham, CFA, joined Mackenzie in 2017 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Tham was a Portfolio Manager at AJO, LP from 2012 to 2017. Mr. Tham previously worked as an Analyst at Agriya Investors and Weiss Asset Management. Mr. Denis Suvorov, CFA, joined Mackenzie in 2018 as Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Suvorov was a Quantitative Analyst at Teza Technologies from 2016 to 2018. Mr. Suvorov previously worked at Goldman Sachs as Vice President, Quantitative Investment Strategies, and Numeric Investors as a Research Analyst, Portfolio Manager and Partner. Mr. Haijie Chen, PhD., CFA, joined Mackenzie in 2018 as Associate Vice President, Investment Management, and Portfolio Manager. Prior to joining Mackenzie, Mr. Chen was a Portfolio Manager and Researcher at AJO from 2013 to 2017. Mr. Chen previously worked at State Street Bank. Messrs. Datta, Tham, Suvorov and Chen hold the Chartered Financial Analyst (CFA) designation.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1266 (04/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated April 3, 2020
to the Statement of Additional Information ("SAI") dated September 30, 2019, as amended on
December 13, 2019, December 20, 2019 and March 30, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, AQR Capital Management, LLC no longer serves as a sub-adviser to the Fund. As such, all references to AQR Capital Management, LLC are hereby deleted from the SAI.

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Mackenzie Investments Corporation," the reference to "World Select Equity Fund" is hereby deleted and replaced with "Large Cap Disciplined Equity and World Select Equity Funds."

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Mackenzie," the paragraphs thereunder are hereby deleted and replaced with the following:

Mackenzie

Compensation. SIMC pays Mackenzie a fee based on the assets under management of the Large Cap Disciplined Equity and World Select Equity Funds as set forth in an investment sub-advisory agreement between Mackenzie and SIMC. Mackenzie pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Disciplined Equity and World Select Equity Funds. The following information relates to the period ended December 31, 2019.

Mackenzie's portfolio managers are paid fixed and variable compensation. Such variable compensation is calculated by reference to: the investment performance the portfolio managers achieve across all relevant accounts in a given strategy as compared to the investment performance generated by peer investment managers in similar strategies.

Ownership of Fund Shares. As of December 31, 2019, Mackenzie's portfolio managers did not beneficially own any shares of the Large Cap Disciplined Equity or World Select Equity Funds.

Other Accounts. As of December 31, 2019, in addition to the Large Cap Disciplined Equity and World Select Equity Funds, Mackenzie's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Arup Datta, CFA	10	$910.7	5	$117.4	0	$0
Nicholas Tham, CFA	10	$910.7	5	$117.4	0	$0
Denis Suvorov, CFA	10	$910.7	5	$117.4	0	$0
Haijie Chen, PhD., CFA	10	$910.7	5	$117.4	0	$0

†  Mackenzie utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Disciplined Equity and World Select Equity Funds which may have different investment guidelines and objectives. In addition to the Large Cap Disciplined Equity and World Select Equity Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mackenzie's management of the Large Cap Disciplined Equity and World Select Equity Funds and other accounts, which, in theory, may allow Mackenzie to allocate investment opportunities in a way that favors other accounts over the Large Cap Disciplined Equity and World Select Equity Funds. This conflict of interest may be exacerbated to the extent that Mackenzie or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Disciplined Equity and World Select Equity Funds. Mackenzie (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Disciplined Equity and World Select Equity Funds. To the extent a particular investment is suitable for both the Large Cap Disciplined Equity and World Select Equity Funds and the other accounts, such investments will be allocated between the Large Cap Disciplined Equity and World Select Equity Funds and the other accounts in a manner that Mackenzie determines is fair and equitable under the circumstances to all clients, including the Large Cap Disciplined Equity and World Select Equity Funds.

To address and manage these potential conflicts of interest, Mackenzie has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1267 (04/20)